Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 363	$ 349
Derivative financial instruments	254	597
Other	144	0
Total	761	$ 946
Held-to-maturity investments	$ 135